Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	American Century Strategic Asset Allocations, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000924211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2022
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A